Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000120605
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 21,519	$ 19,478	$ 16,739	$ 15,719	$ 16,415	$ 13,114	$ 12,699	$ 11,954	$ 10,828	$ 10,027	$ 10,000
C000120608
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 20,093	18,239	15,708	14,790	15,486	12,408	12,034	11,361	10,318	9,579	9,577
C000120609
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 19,466	17,792	15,455	14,651	15,452	12,470	12,195	11,603	10,611	9,922	10,000
C000120610
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,597	19,536	16,788	15,758	16,452	13,143	12,715	11,970	10,836	10,027	10,000
C000133671
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 30,337	27,617	23,894	21,047	25,525	17,582	16,419	13,353	11,849	9,385	10,000
C000133672
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 28,331	25,855	22,426	19,802	24,075	16,627	15,564	12,687	11,289	8,964	9,575
C000133673
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 27,447	25,235	22,051	19,625	24,037	16,726	15,777	12,959	11,616	9,291	10,000
C000133674
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 30,260	27,575	23,870	21,039	25,530	17,599	16,433	13,361	11,855	9,389	10,000
C000133677
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 30,410	27,682	23,944	21,088	25,567	17,609	16,438	13,363	11,856	9,388	10,000
C000141783
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,343	12,889	13,333	11,784	18,236	13,625	12,721	12,349	10,869	8,687	10,000
C000141785
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 13,399	12,068	12,525	11,097	17,201	12,882	12,067	11,747	10,356	8,296	9,578
C000141786
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 12,982	11,784	12,318	11,000	17,195	12,969	12,238	11,998	10,659	8,607	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 18,788	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 18,788	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 18,788	$ 15,959	$ 14,308	$ 12,047	$ 14,650	$ 11,069	$ 11,668	$ 11,544	$ 10,804	$ 8,984	$ 10,000